Non-Controlling Interest (Narrative) (Details) - Copper Mountain Mine (BC) Ltd. [Member]	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Controlling Interest [Line Items]
Proportion of ownership interest in subsidiary	75.00%
Mitsubishi Materials Corporation [Member]
Disclosure Of Non Controlling Interest [Line Items]
Proportion of voting rights held by non-controlling interests	25.00%